Annual Fund Operating Expenses - Invesco Discovery Fund	Dec. 17, 2021
Class A
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.23%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.01%
Class C
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.78%
Class R
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.28%
Class Y
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.78%
Class R5
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.72%
Class R6
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.63%